Long Term Debt - Black Diamond Revolving Credit Facility - Additional Information (Detail) (Black Diamond [Member], Revolving Credit Facility [Member], USD $)	0 Months Ended
	Jul. 27, 2011	Nov. 01, 2013
Black Diamond [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Debt Instrument, maturity date	May 09, 2015
Long-term debt		$ 0
Accrued Interest payable		$ 0